Cover	Aug. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Entity File Number	1-14303
Entity Registrant Name	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.
Entity Central Index Key	0001062231
Entity Tax Identification Number	38-3161171
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Dauch Drive
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48211-1198
City Area Code	313
Local Phone Number	758-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AXL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false